UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Address of principal executive offices)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

Issuer Name: THL Credit Wind River 2014-3 CLO
Meeting Date: June 6, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 88432JAA9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
1	This Supplemental Indenture request amended the indenture for several definitions to reflect the terms of the refinancing executed via Optional Redemption.	Manager	For	Consented	Manager

Issuer Name: Telos CLO 2013-3
Meeting Date: June 1, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 87974GAA1
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
2	OXLC elected in favor of an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Jamestown CLO III
Meeting Date: May 12, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: G8229AC0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
3	This Supplemental Indenture request amended the indenture for several definitions to reflect the terms of the refinancing executed via Optional Redemption.	Manager	For	Consented	Manager

Issuer Name: Ares XXV CLO
Meeting Date: April 20, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 00191EAC2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
4	OXLC elected in favor of an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Jamestown CLO III
Meeting Date: April 4, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: G8229AC0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
5	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: THL Credit Wind River 2014-3 CLO
Meeting Date: March 28, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 88432JAA9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
6	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Battalion CLO VII
Meeting Date: March 21, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 07131YAC6
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
7	OXLC elected in favor of withdrawing the Notice of Refinancing solely with respect to the Class C Notes.	Manager	For	Consented	Manager

Issuer Name: Shackleton II CLO
Meeting Date: March 16, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 81881RAA2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
8	OXLC elected in favor of an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Battalion CLO VII
Meeting Date: March 2, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 07131YAC6
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
9	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Battalion CLO VII
Meeting Date: March 2, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 07131YAC6
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
10	This Supplemental Indenture request amended the indenture for several definitions to reflect the terms of the refinancing executed via Optional Redemption.	Manager	For	Consented	Manager

Issuer Name: Ares XXIX CLO
Meeting Date: February 13, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 04014XAE3
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
11	This Supplemental Indenture request amended the indenture for several definitions to reflect the terms of the refinancing executed via Optional Redemption.	Manager	For	Consented	Manager

Issuer Name: Hull Street CLO
Meeting Date: February 9, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 444837AE8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
12	This supplemental indenture request amended the indenture to affect a Key Person succession on behalf of the Collateral Manager.	Manager	For	Consented	Manager

Issuer Name: Carlyle Global Market Strategies CLO 2014-4
Meeting Date: January 18, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 14310YAE1
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
13	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Ares XXIX CLO
Meeting Date: January 13, 2017 Meeting Type: Written Consent
Ticker: N/A CUSIP: 04014XAE3
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
14	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Shackleton 2015-VII CLO
Meeting Date: December 20, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 81882CAC0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
15	This Supplemental Indenture request amended the indenture for several definitions to reflect the terms of the refinancing executed via Optional Redemption.	Manager	For	Consented	Manager

Issuer Name: Neuberger Berman CLO XII
Meeting Date: December 5, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 64129DAB9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
16	OXLC elected in favor of an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Jamestown CLO III
Meeting Date: November 8, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: G8229AC0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
17	This supplemental indenture request amended the indenture to affect a Key Person succession on behalf of the Collateral Manager.	Manager	For	Consented	Manager

Issuer Name: Jamestown CLO IV
Meeting Date: November 8, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 47047UAE9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
18	This supplemental indenture request amended the indenture to affect a Key Person succession on behalf of the Collateral Manager.	Manager	For	Consented	Manager

Issuer Name: Octagon Investment Partners XXI
Meeting Date: October 27, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 67590UAE8
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
19	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Shackleton II CLO
Meeting Date: October 20, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 81881RAA2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
20	This supplemental indenture request amended the indenture for several definitions to reflect the terms of the refinancing and increase the likelihood that the CLO will not constitute a “covered fund” under Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and make the CLO “Volcker compliant”.	Manager	For	Consented	Manager

Issuer Name: Shackleton II CLO
Meeting Date: September 19, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 81881RAA2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
21	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Ares XXV CLO
Meeting Date: August 17, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 00191EAC2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
22	This request amended the indenture to reflect the terms of the refinancing and amended several definitions to increase the likelihood that the CLO will not constitute a “covered fund” under Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and make the CLO “Volcker compliant”.	Manager	For	Consented	Manager

Issuer Name: Ares XXV CLO
Meeting Date: August 11, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 00191EAC2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
23	OXLC elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

Issuer Name: Longfellow Place CLO
Meeting Date: July 15, 2016 Meeting Type: Written Consent
Ticker: N/A CUSIP: 54303NAD2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
24	This supplemental indenture request amended the indenture to affect a Key Person succession on behalf of the Collateral Manager.	Manager	For	Consented	Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By: /s/ Jonathan H. Cohen

Jonathan H. Cohen

Chief Executive Officer

Date: August 18, 2017